EMPLOYEE STOCK PLANS - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised, intrinsic value		$ 0.2	$ 1.7	$ 1.4
Options, grants in period, grant date fair value		3.0	3.1	9.2
Grant-date fair value of shares granted in the period		9.0	10.1	11.4
Shares outstanding, market value		19.2	$ 18.4	$ 17.8
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized		$ 23.1
2017 ESPP | Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock, percent	85.00%	85.00%
Stock plan offering period (in months)	6 months	6 months
Number of shares authorized (in shares)	1,000,000,000,000
2017 ESPP | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant (in shares)		700,000
2017 Omnibus Stock Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant (in shares)		1,200,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in months)		36 months
Award expiration period (in years)		7 years
Minimum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost period for recognition (in years)		3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in months)		48 months
Award expiration period (in years)		10 years
Maximum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost period for recognition (in years)		4 years